Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000012060
Shareholder Report [Line Items]
Fund Name	iShares Dow Jones U.S. ETF
Trading Symbol	IYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Dow Jones U.S. ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dow Jones U.S. ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[1]
AssetsNet	$ 2,724,420,126
Holdings Count | Holding	972
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,724,420,126
Number of Portfolio Holdings...
972
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
35.1%
Financials...
13.0
Consumer Discretionary...
10.6
Communication Services...
9.7
Health Care...
9.0
Industrials...
9.0
Consumer Staples...
4.5
Energy...
2.8
Utilities...
2.3
Real Estate...
2.0
Materials...
2.0
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.8%
Apple, Inc...
6.3
Microsoft Corp...
6.1
Amazon.com, Inc...
3.7
Broadcom, Inc...
2.7
Alphabet, Inc., Class A...
2.6
Meta Platforms, Inc., Class A...
2.2
Alphabet, Inc., Class C, NVS...
2.1
Tesla, Inc...
2.0
Berkshire Hathaway, Inc., Class B...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000038163
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI KLD 400 ETF
Trading Symbol	DSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG MSCI KLD 400 ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI KLD 400 ETF	$14	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[2]
AssetsNet	$ 5,058,559,911
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,058,559,911
Number of Portfolio Holdings...
404
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
41.7%
Financials...
11.2
Communication Services...
11.1
Consumer Discretionary...
9.2
Industrials...
8.2
Health Care...
7.3
Consumer Staples...
4.4
Real Estate...
2.5
Materials...
2.3
Energy...
1.2
Utilities...
0.9
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.4%
Microsoft Corp...
11.4
Alphabet, Inc., Class A...
5.1
Alphabet, Inc., Class C, NVS...
4.3
Tesla, Inc...
4.1
Visa, Inc., Class A...
1.8
Mastercard, Inc., Class A...
1.5
Oracle Corp...
1.4
Advanced Micro Devices, Inc...
1.3
AbbVie, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012199
Shareholder Report [Line Items]
Fund Name	iShares ESG Optimized MSCI USA ETF
Trading Symbol	SUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Optimized MSCI USA ETF (the “Fund”) (formerly known as iShares MSCI USA ESG Select ETF) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Optimized MSCI USA ETF	$14	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[3]
AssetsNet	$ 3,688,817,831
Holdings Count | Holding	189
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,688,817,831
Number of Portfolio Holdings...
189
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
39.1%
Industrials...
11.0
Financials...
10.9
Health Care...
9.5
Consumer Discretionary...
7.6
Communication Services...
7.4
Consumer Staples...
5.1
Energy...
3.0
Materials...
2.7
Real Estate...
2.7
Utilities...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
8.5%
Microsoft Corp...
5.8
Apple, Inc...
5.5
Broadcom, Inc...
2.8
Alphabet, Inc., Class C, NVS...
2.5
Alphabet, Inc., Class A...
2.2
Tesla, Inc...
2.2
Home Depot, Inc. (The)...
1.4
Eli Lilly & Co...
1.3
Morgan Stanley...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012048
Shareholder Report [Line Items]
Fund Name	iShares U.S. Basic Materials ETF
Trading Symbol	IYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Basic Materials ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Basic Materials ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[4]
AssetsNet	$ 498,619,358
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$498,619,358
Number of Portfolio Holdings...
40
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Chemicals...
46.5%
Metals & Mining...
37.0
Containers & Packaging...
4.8
Machinery...
4.7
Trading Companies & Distributors...
3.7
Aerospace & Defense...
3.3
Security	Percent of Total InvestmentsFootnote Reference(a)
Linde PLC...
20.1%
Newmont Corp...
9.5
Ecolab, Inc...
7.0
Freeport-McMoRan, Inc...
6.6
Air Products and Chemicals, Inc...
3.9
Fastenal Co...
3.7
Nucor Corp...
3.6
Anglogold Ashanti PLC...
3.6
Steel Dynamics, Inc...
3.4
International Paper Co...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012050
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Discretionary ETF
Trading Symbol	IYC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Consumer Discretionary ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Discretionary ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[5]
AssetsNet	$ 1,779,261,413
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,779,261,413
Number of Portfolio Holdings...
172
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary Distribution & Retail...
32.5%
Consumer Services...
18.2
Media & Entertainment...
15.0
Automobiles & Components...
12.0
Consumer Staples Distribution & Retail...
9.8
Consumer Durables & Apparel...
5.9
Transportation...
4.8
Commercial & Professional Services...
1.2
Household & Personal Products...
0.5
Capital Goods...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
14.7%
Tesla, Inc...
9.2
Walmart, Inc...
4.3
Home Depot, Inc. (The)...
4.1
Netflix, Inc...
4.1
Costco Wholesale Corp...
4.1
McDonald's Corp...
3.4
Walt Disney Co. (The)...
3.2
Uber Technologies, Inc...
3.1
Booking Holdings, Inc...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012194
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Staples ETF
Trading Symbol	IYK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Consumer Staples ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Staples ETF	$18	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[6]
AssetsNet	$ 1,265,502,969
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,265,502,969
Number of Portfolio Holdings...
58
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Food, Beverage & Tobacco...
55.7%
Household & Personal Products...
23.3
Health Care Equipment & Services...
11.9
Consumer Staples Distribution & Retail...
7.0
Materials...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Procter & Gamble Co. (The)...
15.1%
Coca-Cola Co. (The)...
11.6
Philip Morris International, Inc...
9.7
PepsiCo, Inc...
8.7
McKesson Corp...
4.5
CVS Health Corp...
4.3
Altria Group, Inc...
4.0
Mondelez International, Inc., Class A...
3.4
Cencora, Inc...
3.1
Colgate-Palmolive Co...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012051
Shareholder Report [Line Items]
Fund Name	iShares U.S. Energy ETF
Trading Symbol	IYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Energy ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Energy ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[7]
AssetsNet	$ 1,114,594,474
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,114,594,474
Number of Portfolio Holdings...
41
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
89.0%
Energy Equipment & Services...
9.2
Semiconductors & Semiconductor Equipment...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
23.0%
Chevron Corp...
16.1
ConocoPhillips...
6.1
Williams Companies, Inc. (The)...
4.5
Marathon Petroleum Corp...
3.7
EOG Resources, Inc...
3.6
Phillips 66...
3.4
SLB Ltd...
3.3
Valero Energy Corp...
3.2
Kinder Morgan, Inc...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012052
Shareholder Report [Line Items]
Fund Name	iShares U.S. Financial Services ETF
Trading Symbol	IYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Financial Services ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financial Services ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[8]
AssetsNet	$ 1,902,568,904
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,902,568,904
Number of Portfolio Holdings...
104
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
67.5%
Banks...
32.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
12.9%
JPMorgan Chase & Co...
12.6
Visa, Inc., Class A...
8.5
Mastercard, Inc., Class A...
6.7
Bank of America Corp...
5.4
Wells Fargo & Co...
4.1
Goldman Sachs Group, Inc. (The)...
3.5
Morgan Stanley...
2.9
American Express Co...
2.9
Citigroup, Inc...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012053
Shareholder Report [Line Items]
Fund Name	iShares U.S. Financials ETF
Trading Symbol	IYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Financials ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financials ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[9]
AssetsNet	$ 4,056,082,169
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,056,082,169
Number of Portfolio Holdings...
144
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
49.1%
Banks...
32.0
Insurance...
18.4
Commercial & Professional Services...
0.4
Software & Services...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
11.5%
JPMorgan Chase & Co...
11.3
Bank of America Corp...
4.6
Wells Fargo & Co...
4.1
Goldman Sachs Group, Inc. (The)...
3.8
Morgan Stanley...
3.1
Citigroup, Inc...
3.0
BlackRock, Inc...
2.7
Charles Schwab Corp. (The)...
2.6
S&P Global, Inc...
2.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012054
Shareholder Report [Line Items]
Fund Name	iShares U.S. Healthcare ETF
Trading Symbol	IYH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Healthcare ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare ETF	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[10]
AssetsNet	$ 3,032,771,803
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,032,771,803
Number of Portfolio Holdings...
106
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
31.6%
Health Care Equipment & Supplies...
22.0
Biotechnology...
21.3
Health Care Providers & Services...
13.4
Life Sciences Tools & Services...
10.7
Health Care Technology...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Eli Lilly & Co...
12.7%
Johnson & Johnson...
8.4
AbbVie, Inc...
7.1
UnitedHealth Group, Inc...
5.7
Merck & Co., Inc...
4.0
Thermo Fisher Scientific, Inc...
3.9
Abbott Laboratories...
3.9
Intuitive Surgical, Inc...
3.5
Amgen, Inc...
3.0
Gilead Sciences, Inc...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012055
Shareholder Report [Line Items]
Fund Name	iShares U.S. Industrials ETF
Trading Symbol	IYJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Industrials ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industrials ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[11]
AssetsNet	$ 1,744,552,355
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,744,552,355
Number of Portfolio Holdings...
202
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Capital Goods...
54.1%
Financial Services...
22.3
Transportation...
7.0
Materials...
6.1
Commercial & Professional Services...
5.1
Software & Services...
2.8
Technology Hardware & Equipment...
1.6
Consumer Durables & Apparel...
0.4
Pharmaceuticals, Biotechnology & Life Sciences...
0.4
Semiconductors & Semiconductor Equipment...
0.1
OtherFootnote Reference(b)...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Visa, Inc., Class A...
7.8%
Mastercard, Inc., Class A...
6.1
General Electric Co...
4.4
Caterpillar, Inc...
3.6
RTX Corp...
3.2
American Express Co...
2.7
GE Vernova, Inc...
2.2
Accenture PLC, Class A...
2.1
Eaton Corp. PLC...
2.0
Boeing Co. (The)...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012059
Shareholder Report [Line Items]
Fund Name	iShares U.S. Technology ETF
Trading Symbol	IYW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Technology ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Technology ETF	$23	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.37%	[12]
AssetsNet	$ 22,399,456,138
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$22,399,456,138
Number of Portfolio Holdings...
144
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
34.9%
Software...
32.5
Technology Hardware, Storage & Peripherals...
16.1
Interactive Media & Services...
8.1
IT Services...
4.3
Electronic Equipment, Instruments & Components...
2.3
Hotels, Restaurants & Leisure...
0.6
Electrical Equipment...
0.5
Professional Services...
0.5
Financial Services...
0.1
OtherFootnote Reference(b)...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
17.1%
Apple, Inc...
14.3
Microsoft Corp...
13.9
Broadcom, Inc...
3.4
Meta Platforms, Inc., Class A...
2.9
Palantir Technologies, Inc., Class A...
2.9
Advanced Micro Devices, Inc...
2.7
Alphabet, Inc., Class A...
2.6
Alphabet, Inc., Class C, NVS...
2.1
Oracle Corp...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012061
Shareholder Report [Line Items]
Fund Name	iShares U.S. Transportation ETF
Trading Symbol	IYT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Transportation ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Transportation ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[13]
AssetsNet	$ 701,495,430
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$701,495,430
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Ground Transportation...
64.0%
Air Freight & Logistics...
19.5
Passenger Airlines...
15.0
Marine Transportation...
1.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Uber Technologies, Inc...
22.3%
Union Pacific Corp...
15.5
United Parcel Service, Inc., Class B...
7.7
FedEx Corp...
4.9
CSX Corp...
4.9
Norfolk Southern Corp...
4.5
Delta Air Lines, Inc...
4.1
Old Dominion Freight Line, Inc...
4.1
United Airlines Holdings, Inc...
3.8
CH Robinson Worldwide, Inc...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012062
Shareholder Report [Line Items]
Fund Name	iShares U.S. Utilities ETF
Trading Symbol	IDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Utilities ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Utilities ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[14]
AssetsNet	$ 1,509,266,466
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,509,266,466
Number of Portfolio Holdings...
46
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
58.4%
Multi-Utilities...
21.9
Commercial Services & Supplies...
8.1
Independent Power and Renewable Electricity Producers...
6.4
Gas Utilities...
2.9
Water Utilities...
2.3
Security	Percent of Total InvestmentsFootnote Reference(a)
NextEra Energy, Inc...
10.7%
Constellation Energy Corp...
7.5
Southern Co. (The)...
6.6
Duke Energy Corp...
6.2
Waste Management, Inc...
4.7
American Electric Power Co., Inc...
4.1
Vistra Corp...
4.1
Sempra...
3.8
Dominion Energy, Inc...
3.2
Xcel Energy, Inc...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000065074
Shareholder Report [Line Items]
Fund Name	iShares Global Clean Energy ETF
Trading Symbol	ICLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Clean Energy ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Clean Energy ETF	$24	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.39%	[15]
AssetsNet	$ 1,954,060,955
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,954,060,955
Number of Portfolio Holdings...
107
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Industry allocation

Geographic allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Renewable Electricity...
24.1%
Electric Utilities...
22.8
Heavy Electrical Equipment...
22.8
Electrical Components & Equipment...
13.4
Semiconductors...
11.4
Semiconductor Materials & Equipment...
3.2
Commodity Chemicals...
0.8
Oil & Gas Refining & Marketing...
0.7
Steel...
0.4
Independent Power Producers & Energy Traders...
0.3
Industrial Machinery & Supplies & Components...
0.1
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
37.9%
China...
13.2
Brazil...
8.4
Spain...
6.9
Denmark...
6.8
India...
6.3
Portugal...
4.9
Japan...
3.4
Canada...
3.0
Germany...
1.7
OtherFootnote Reference(b)...
7.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.